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                       SIERRA ASSET MANAGEMENT PORTFOLIOS
                           STATEMENT OF CERTIFICATION
                            PURSUANT TO RULE 497(j)


Sierra Asset Management Portfolios (the "Trust") hereby certifies that the form of prospectus and Statement of Additional Information that would have been filed under Paragraph (c) of Rule 497 under the Securities Act of 1933, as amended, would not have differed from those contained in Post-Effective Amendment No. 3 to the Trust's Registration Statement on Form N-1A (File Nos. 333-01999 and 811-07577) which was filed electronically on October 30, 1997 (Accession No. 0000950150-97-001508).




                                   Sierra Asset Management Portfolios


Date: November 4, 1997             /s/ KEITH B. PIPES
                                   ----------------------------
                                   By: Keith B. Pipes
                                   Title: President and Chief Executive Officer